Convertible preferred shares and shareholders’ (deficit) equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2021
Class of Stock [Line Items]
Coversion of Convertible Preferred Shares to Ordinary Shares (in shares)		50,657,042
Conversion of Convertible Preferred Shares to Ordinary Shares upon initial public offering		$ 135,810
Ordinary shares, authorized (in shares)	7,866,574	500,000,000	79,176,826		500,000,000
Issuance of Preferred C Shares, net of issuance cost (in shares)			4,870,328
Proceeds from issuance of Preferred C Shares, net		$ 0	$ 39,785	$ 0
Incremental share-based compensation expense		$ 11,171	4,800	2,004
Secondary Transaction
Class of Stock [Line Items]
Incremental share-based compensation expense			2,109	60
Deemed dividends			$ 825	$ 0
Preferred C Shares, NIS 0.01 par value
Class of Stock [Line Items]
Issuance of Preferred C Shares, net of issuance cost (in shares)	4,870,328
Temporary equity issued, price per share (USD per share)	$ 8.213
Proceeds from issuance of Preferred C Shares, net	$ 40,000
Issuance expense	$ 215